COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS
Schedule of capital commitments on property, plant and equipment

	December 31, 2020	December 31, 2021
	(Restated)
Property, plant and equipment	1,437,354	1,375,405

Schedule of commitments to make capital contributions to the Group's joint ventures and associates

	December 31, 2020	December 31, 2021
	(Restated)
Joint ventures and associates	761,800	441,800